Advance to Suppliers (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Advanced to Suppliers [Abstract]
Advance to suppliers	$ 46,968,549	$ 9,213,279
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 4,186,385